SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reconciliation of assets and liabilities (Details) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022	Mar. 31, 2021
Class of Warrant or Right [Line Items]
Beginning balance	$ 2,215,204	$ 1,278,926	$ 342,530
Derivative liabilities recognized at grant date		7,933,435	997,193
Change in fair value of derivative liabilities	(1,641,650)	(6,951,482)	1,710,415
Fair value of warrants exercised		(45,675)	(1,769,841)
Warrant forfeited due to expiration			(1,371)
Ending balance	572,021	2,215,204	1,278,926
SeriesWarrants [Member]
Class of Warrant or Right [Line Items]
Beginning balance	1,913	80,268	315,923
Change in fair value of derivative liabilities	(1,878)	(32,680)	1,234,630
Fair value of warrants exercised		(45,675)	(1,470,285)
Ending balance	35	1,913	80,268
Series B Warrants [Member]
Class of Warrant or Right [Line Items]
Beginning balance			1,371
Warrant forfeited due to expiration			(1,371)
Private Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Beginning balance	10,525	163,572	25,236
Change in fair value of derivative liabilities	(10,342)	(153,047)	138,336
Ending balance	183	10,525	163,572
August 2020 [Member] | Underwritten Public Offering Warrants [Member]
Class of Warrant or Right [Line Items]
Beginning balance	44,581	397,525
Derivative liabilities recognized at grant date			241,919
Change in fair value of derivative liabilities	(34,526)	(352,944)	455,162
Fair value of warrants exercised			(299,556)
Ending balance	10,055	44,581	397,525
February 2021 [Member] | Registered Direct Offering Warrants [Member]
Class of Warrant or Right [Line Items]
Beginning balance	65,543	637,561
Derivative liabilities recognized at grant date			755,274
Change in fair value of derivative liabilities	(51,581)	(572,018)	(117,713)
Ending balance	13,962	65,543	$ 637,561
May 2021 [Member] | Registered Direct Offering Investors Warrants [Member]
Class of Warrant or Right [Line Items]
Beginning balance	778,488
Derivative liabilities recognized at grant date		3,313,864
Change in fair value of derivative liabilities	(589,804)	(2,535,376)
Ending balance	188,684	778,488
May 2021 [Member] | Registered Direct Offering Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Beginning balance	58,387
Derivative liabilities recognized at grant date		248,541
Change in fair value of derivative liabilities	(44,236)	(190,154)
Ending balance	14,151	58,387
November 2021 [Member] | Private Placement Investors Warrants [Member]
Class of Warrant or Right [Line Items]
Beginning balance	1,165,465
Derivative liabilities recognized at grant date		4,060,857
Change in fair value of derivative liabilities	(843,900)	(2,895,392)
Ending balance	320,032	1,165,465
November 2021 [Member] | Private Placement Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Beginning balance	90,302
Derivative liabilities recognized at grant date		310,173
Change in fair value of derivative liabilities	(65,383)	(219,871)
Ending balance	$ 24,919	$ 90,302